Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Outstanding Exposures On Confirmed Foreign Letters Of Credit [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period	$ 94,673	$ 56,764
Net change on exposures	(34,292)	46,648
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Foreign exchange adjustments	(2,082)	(8,739)
Exposure as at ending of period	58,299	94,673
Outstanding Exposures On Confirmed Foreign Letters Of Credit [Member] | Stage 1 - Individual [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period	94,673	56,764
Net change on exposures	(34,528)	46,648
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Foreign exchange adjustments	(2,082)	(8,739)
Exposure as at ending of period	58,063	94,673
Outstanding Exposures On Confirmed Foreign Letters Of Credit [Member] | Stage 1 - Group [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period
Net change on exposures	236
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Foreign exchange adjustments
Exposure as at ending of period	236
Outstanding Exposures On Confirmed Foreign Letters Of Credit [Member] | Stage 2 - Individual [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Foreign exchange adjustments
Exposure as at ending of period
Outstanding Exposures On Confirmed Foreign Letters Of Credit [Member] | Stage 2 - Group [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Foreign exchange adjustments
Exposure as at ending of period
Outstanding Exposures On Confirmed Foreign Letters Of Credit [Member] | Stage 3 - Individual [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Foreign exchange adjustments
Exposure as at ending of period
Outstanding Exposures On Confirmed Foreign Letters Of Credit [Member] | Stage 3 - Group [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Foreign exchange adjustments
Exposure as at ending of period
ECL Exposures On Confirmed Foreign Letters Of Credit [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period	4	29
Net change on exposures		(24)
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Changes to models and assumptions	7	(1)
Foreign exchange adjustments	(1)
Exposure as at ending of period	10	4
ECL Exposures On Confirmed Foreign Letters Of Credit [Member] | Stage 1 - Individual [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period	4	29
Net change on exposures		(24)
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Changes to models and assumptions	7	(1)
Foreign exchange adjustments	(1)
Exposure as at ending of period	10	4
ECL Exposures On Confirmed Foreign Letters Of Credit [Member] | Stage 1 - Group [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Changes to models and assumptions
Foreign exchange adjustments
Exposure as at ending of period
ECL Exposures On Confirmed Foreign Letters Of Credit [Member] | Stage 2 - Individual [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Changes to models and assumptions
Foreign exchange adjustments
Exposure as at ending of period
ECL Exposures On Confirmed Foreign Letters Of Credit [Member] | Stage 2 - Group [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Changes to models and assumptions
Foreign exchange adjustments
Exposure as at ending of period
ECL Exposures On Confirmed Foreign Letters Of Credit [Member] | Stage 3 - Individual [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Changes to models and assumptions
Foreign exchange adjustments
Exposure as at ending of period
ECL Exposures On Confirmed Foreign Letters Of Credit [Member] | Stage 3 - Group [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Exposure as at beginning of period
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Changes to models and assumptions
Foreign exchange adjustments
Exposure as at ending of period